SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Concentration Risk [Line Items]
Fair value investments recognized	¥ 0	¥ 0	¥ 0
Equity method investment, impairment	0	0	0
Income tax, unrecognized	¥ 0	¥ 0	¥ 0
Number of operating segments | segment	1
Revenue | Customer concentration | Customer A
Concentration Risk [Line Items]
Percentage of concentration risk	33.70%	25.60%	24.30%
Revenue | Customer concentration | Customer B
Concentration Risk [Line Items]
Percentage of concentration risk		28.40%	13.70%
Revenue | Customer concentration | Customer D
Concentration Risk [Line Items]
Percentage of concentration risk	14.10%
Accounts receivables | Customer concentration | Customer A
Concentration Risk [Line Items]
Percentage of concentration risk	23.50%	41.30%
Accounts receivables | Customer concentration | Customer B
Concentration Risk [Line Items]
Percentage of concentration risk		10.20%
Accounts receivables | Customer concentration | Customer C
Concentration Risk [Line Items]
Percentage of concentration risk		11.20%
Accounts receivables | Customer concentration | Customer D
Concentration Risk [Line Items]
Percentage of concentration risk	16.80%
Accounts receivables | Customer concentration | Customer E
Concentration Risk [Line Items]
Percentage of concentration risk	11.80%
Accounts payable | Supplier concentration | Supplier A
Concentration Risk [Line Items]
Percentage of concentration risk			12.30%